Contingencies, Commitments, and Responsibilities - Schedule of Guarantee Slips and Beneficiaries (Detail) $ in Millions	Dec. 31, 2022 HUF (Ft)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 HUF (Ft)	Dec. 31, 2021 CLP ($)	Aug. 30, 2021 HUF (Ft)	Aug. 30, 2021 CLP ($)	Aug. 30, 2017 HUF (Ft)	Aug. 30, 2017 CLP ($)
Banco Santander Chile [member]
Disclosure of subsidiaries [line items]
Amount					Ft 500	$ 15	Ft 15,000	$ 465
Banco Bice [Member]
Disclosure of subsidiaries [line items]
Amount	Ft 15,000	$ 465	Ft 500	$ 15